Organization and basis of financial statements (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIEs:			Indirect
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and IT industry services

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd.( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of March 31,
	2022	2021
ASSETS
Current assets:
Cash and cash equivalents	$20,651,502	$14,716,543
Accounts receivable, net	252,215	83,980
Prepayments and other current assets	466,846	384,114
Deferred expenses	1,101,761	1,273,417
Amounts due from related parties	1,589,182	850,517
Total current assets	24,061,506	17,308,571
Non-current assets:
Long-term investment	14,673,898	—
Goodwill	4,581,112	—
Property and equipment, net	10,597,581	13,725,957
Intangible assets, net	15,143,366	20,416,461
Long-term prepayments and other non-current assets	—	28,406
Total non-current assets	44,995,957	34,170,825
TOTAL ASSETS	$69,057,463	$51,479,396
Current liabilities:
Accounts payable	$77,266	$113,707
Taxes payable	127,645	448,485
Employee benefits payable	96,838	77,524
Deferred revenue-current	6,864,731	11,456,667
Other payables	5,104,380	307,768
Related party payables	44,107	—
Deferred tax liabilities	38,744	—
Total current liabilities:	12,353,711	12,404,151
Non-current liabilities:
Long-term loans	14,809,302	—
Deferred revenue-noncurrent	3,713	312,896
Total non-current liabilities	14,813,015	312,896
TOTAL LIABILITIES	$27,166,726	$12,717,047

	For the years ended March 31,
	2022	2021	2020
Revenue	$23,050,619	$29,168,546	$28,601,071
Net profit	$1,750,836	$8,436,207	$9,975,225

	For the year ended March 31,
	2022	2021	2020
Net cash provided by operating activities	$9,390,282	$13,927,170	$11,480,117
Net cash used in investing activities	(18,530,989)	(12,864,697)	(10,401,263)
Net cash provided by financing activities	14,809,302	—	—
Effects of exchange rate changes on cash	266,364	1,722,356	490,577
Net cash inflow	$5,934,959	$2,784,829	$1,569,431

	As of March 31,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$14,716,543	$11,931,714
Accounts receivable, net	83,980	78,785
Prepayments and other current assets	1,657,531	1,961,350
Amounts due from related parties	850,517	—
Total current assets	17,308,571	13,971,849
Non-current assets:
Property and equipment, net	13,725,957	12,324,125
Intangible assets, net	20,416,461	19,294,740
Long-term prepayments and other non-current assets	28,406	97,035
Total non-current assets	34,170,824	31,715,900
TOTAL ASSETS	$51,479,395	$45,687,749
Current liabilities:
Accounts payable	$113,707	$249,086
Taxes payable	448,485	543,600
Accrued expenses	385,292	227,525
Deferred revenue-current	11,456,667	16,736,365
Total current liabilities:	12,404,151	17,756,576
Non-current liabilities:
Deferred revenue-noncurrent	312,896	50,877
Total non-current liabilities	312,896	50,877
TOTAL LIABILITIES	$12,717,047	$17,807,453

	For the years ended March 31,
	2021	2020
Revenue	$29,168,546	$28,601,071
Net income	$8,436,207	$9,975,225

	For the year ended March 31,
	2021	2020
Net cash provided by operating activities	$13,927,170	$11,480,117
Net cash used in investing activities	(12,864,697)	(10,401,263)
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	1,722,356	490,577
Net cash inflow	$2,784,829	$1,569,431